Deferred revenue and deferred platform commission fees - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Deferred revenue and deferred platform commission fees
Contract liabilities	$ 288,828	$ 352,976	$ 332,584	$ 349,522
Unconverted Virtual Currency [member]
Deferred revenue and deferred platform commission fees
Contract liabilities	4,602		4,959
Durable Item [member]
Deferred revenue and deferred platform commission fees
Contract liabilities	3,653		4,063
Consumable Items [member]
Deferred revenue and deferred platform commission fees
Contract liabilities	949		$ 896
Goods or services transferred at point in time
Deferred revenue and deferred platform commission fees
Revenue	59,626	38,945
Platform Commissions Expenses	$ 8,513	$ 6,589